Income Taxes (Summary of Components of Provision (Benefit) for Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current, Federal	$ 37,254	$ 33,360	$ 15,696
Current, State	4,489	4,982	2,723
Total current	41,743	38,342	18,419
Deferred, Federal	(6,384)	10,230	6,895
Deferred, State	(1,424)	1,636	1,300
Total deferred	(7,808)	11,866	8,195
Provision for income taxes	$ 33,935	$ 50,208	$ 26,614